Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, CA 91741

March 3, 2022

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Becker Value Equity Fund (S000037988)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Becker Value Equity Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2022, and filed electronically as Post-Effective Amendment No. 833 to the Trust’s Registration Statement on Form N-1A on February 28, 2022.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Secretary of the Trust